Employee Benefits - Components of net periodic benefit cost (Details) - Pension Plan £ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost				$ 0		$ 0	$ 0
Interest cost				108		99	96
Expected return on plan assets, net of administration expenses				(136)		(144)	(140)
Amortization of prior-service cost				2		2	2
Amortization of net actuarial loss				53		59	50
Net periodic benefit (income) cost				27		16	8
Settlement expense				0		0	0
Total net periodic benefit cost (income)				27		16	8
U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost				0		0	0
Interest cost				109		109	123
Expected return on plan assets, net of administration expenses				(191)		(192)	(199)
Amortization of prior-service cost				1		1	1
Amortization of net actuarial loss				29		28	31
Net periodic benefit (income) cost				(52)		(54)	(44)
Settlement expense	£ 93	$ 125	£ 4	5	£ 28	37	125
Total net periodic benefit cost (income)				(47)		(17)	81
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost				0		0	0
Interest cost				27		27	26
Expected return on plan assets, net of administration expenses				(40)		(45)	(47)
Amortization of prior-service cost				0		0	0
Amortization of net actuarial loss				12		12	11
Net periodic benefit (income) cost				(1)		(6)	(10)
Settlement expense				0		0	0
Total net periodic benefit cost (income)				$ (1)		$ (6)	$ (10)